Long-term investments - Long-term investments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Long-term investments
Beginning balance	¥ 142,599	¥ 137,357	¥ 41,442
Investments made	4,050	9,500	38,970
Income (loss) from equity method investments	(3,726)	(523)	51
Partially disposal of an equity investment using the equity method		(700)
Disposal of a subsidiary in exchange of investment accounted for at fair value			40,000
Disposal of equity investments using the measurement alternative	(18,950)
Fair value change through earnings (including adjustment of subsequent price changes)	(4,811)	(8,079)	15,964
Changes from a subsidiary to equity investment using the equity method	62	4,900
Impairment loss	(44,514)
Currency translation adjustment	148	144	930
Ending balance	74,858	142,599	137,357
Equity investment using the measurement alternative
Long-term investments
Beginning balance	67,964	58,464	30,000
Investments made	100	9,500	10,000
Disposal of equity investments using the measurement alternative	(18,950)
Fair value change through earnings (including adjustment of subsequent price changes)			18,464
Changes from a subsidiary to equity investment using the equity method	62
Impairment loss	(44,514)
Ending balance	4,662	67,964	58,464
Equity investment using the equity method
Long-term investments
Beginning balance	16,244	12,423	11,442
Investments made	3,950
Income (loss) from equity method investments	(3,726)	(523)	51
Partially disposal of an equity investment using the equity method		(700)
Changes from a subsidiary to equity investment using the equity method		4,900
Currency translation adjustment	148	144	930
Ending balance	16,616	16,244	12,423
Investment accounted for at fair value
Long-term investments
Beginning balance	58,391	66,470
Investments made			28,970
Disposal of a subsidiary in exchange of investment accounted for at fair value			40,000
Fair value change through earnings (including adjustment of subsequent price changes)	(4,811)	(8,079)	(2,500)
Ending balance	¥ 53,580	¥ 58,391	¥ 66,470